Commitments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 12, 2024	Dec. 31, 2021
Summary of Amounts Recognized in the Statement of Profit or Loss [Line Items]
Commitment Subject To Possible Redemption	$ 54,053	$ 187,356	$ 234,145		$ 0
Payments for share issuance costs, SPAC	0	0	4,665
Gross obligation under put option	18,258	92,926	73,428		0
VBI [Member]
Summary of Amounts Recognized in the Statement of Profit or Loss [Line Items]
Gross obligation under put option	0	81,588	$ 65,544		$ 0
Patria Latin American Opportunity Acquisition Corp. [Member]
Summary of Amounts Recognized in the Statement of Profit or Loss [Line Items]
Commitment Subject To Possible Redemption	54,053	187,356
Payments for share issuance costs, SPAC		4,600
Payments for share issuance costs, SPAC, other offering costs	16,800
Payments for other share issuance costs	$ 6,200	$ 10,300
Number of shares redeemed				12,339,057